Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Jan. 28, 2020
Prospectus Date	Jan. 28, 2020